Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

February 27, 2014

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Form N-14 for Eaton Vance Investment Trust (the “Registrant”)

Pre-Effective Amendment No. 1 (1933 Act File No.333-193564)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance National Limited Maturity Municipal Income Fund (the “National Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 488 thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14, which was filed with the United States Securities and Exchange Commission (the “SEC”) on January 24, 2014 (the “Registration Statement”).  The Amendment relates to the proposed reorganization by and among the National Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (“Pennsylvania Fund”), also a series of the Registrant.

The Amendment is being filed to respond to oral comments made by Valerie Lithotomos, with the SEC, with respect to the Registration Statement, to Tim Walsh on February 12, 2014.  The comments and the responses thereto are as follows:

Summary

1.

Comment:  Add disclosure to “Summary – Proposed Transaction ” indicating that shareholders of the Pennsylvania Fund may redeem from the Pennsylvania Fund prior to the reorganization to maintain the tax treatment described in the Pennsylvania Fund’s investment objective.

Response:  Disclosure has been added as requested.

2.

Comment:  Add disclosure to “Summary – Objectives, Restrictions and Policies” indicating that the Pennsylvania Fund and the National Fund differ with respect to the Pennsylvania Fund’s policies to avoid tax in Pennsylvania.

Response:  Disclosure has been added as requested.

3.

 Comment:  Add disclosure to the “Summary – Objectives, Restrictions and Policies” regarding the distinction between the Pennsylvania Fund and the National Fund policies with respect to investment in investment grade obligations.

Response: Disclosure has been added as requested.

4.

Comment:  Confirm in the response letter that if the reorganization is determined to be taxable, it will not be completed and include a form-of tax opinion with the next filing.

Response: The Reorganization is expected to qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the closing of the Reorganization.  The form-of tax opinion is attached as an exhibit to this Amendment as requested.

Reasons for the Reorganization

5.

Comment:  Add disclosure to “Reasons for the Reorganization – Changes in Objectives, Restrictions and Policies” distinguishing the investment objectives of the Pennsylvania Fund versus the National Fund and include disclosure that the National Fund does not seek to provide current income exempt from Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes.

Response: Disclosure has been added as requested.

6.

Comment:  Add disclosure to “Reasons for the Reorganization – Terms of the Plan” that the Board of Trustees of the Pennsylvania Fund determined that it is in the best interest of the Pennsylvania Fund’s shareholders that the Pennsylvania Fund pay the costs for the Reorganization.

Response: Disclosure has been added as requested.

7.

Comment:  Confirm in the response letter that the cost of the reorganization will not impact the net asset value of Pennsylvania Fund.

Response: The cost of the Reorganization is expected to be approximately $15,000 which will be paid for by the Pennsylvania Fund.  As of December 31, 2013, the Pennsylvania Fund had total net assets of approximately $54 million dollars.  Based on the net assets of the PA Limited Fund on that date, the anticipated cost of the Reorganization is not expected to impact the net asset value of the Pennsylvania Fund.

Information about the Reorganization

8.

Comment:  Confirm in “Information about the Reorganization – Federal Income Tax Consequences” that there is no limitation on using capital loss carry-forwards as a result of the Reorganization.

Response: As a result of the Reorganization, the amount of the Pennsylvania Fund’s accumulated capital loss carry-forwards (plus any net capital loss that the Pennsylvania Fund sustains during its taxable year ending on the closing date of the Reorganization and any net unrealized built-in loss it has on that date) that the National Fund may use to offset capital gains it recognizes after the Reorganization may be subject to an annual limitation under Section 382 of the Internal Revenue Code. The effect of this potential limitation will depend on the amount of losses in the Pennsylvania Fund and the National Fund at the time of the Reorganization, as well as the amount of the post-Reorganization gains that are recognized. Capital loss carry-forwards are used to reduce the amount of realized capital gains that a fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.  Disclosure regarding the use of capital loss carry-forwards following the completion of the Reorganization has been added to “Information about the Reorganization – Federal Income Tax Consequences” and current disclosure regarding capital loss carry-forwards has been removed.

9.

Comment:  Add disclosure regarding investment concentration in a particular state to the “How Do the Business, Investment Objectives, Principal Strategies and Policies of the Pennsylvania  Fund Compare to that of the National Fund – Business.”

Response: Disclosure has been added as requested.

10.

Comment:  Distinguish “diversified” versus “non-diversified” in “How Do the Business, Investment Objectives, Principal Strategies and Policies of the Pennsylvania Fund Compare to that of the National Fund – Business.”

Response: Disclosure has been added as requested.

Principal Risk Factors

11.

Comment:  Add disclosure to “Principal Risk Factors – Generally” indicating that the Pennsylvania Fund’s investments were more concentrated in Pennsylvania versus that of National Fund and that the Pennsylvania Fund was subject to more Pennsylvania specific risk as a result.

Response: Disclosure has been added as requested.

12.

Comment:  Indicate in the response letter whether the National Limited Fund invests more than 10% of its net assets in any particular state and/or territory and disclose in the response letter the National Limited Fund’s investment in Puerto Rican obligations.

Response: As of December 31, 2013, the National Limited Fund’s highest level of concentration in a single state or territory was 8.7% of its net assets in obligations of the state of Florida.  On that date, 0.3% of the National Limited Fund’s net assets were invested in obligations of the territory of Puerto Rico.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the SEC’s comments, or changes to disclosure in response to the SEC’s comments, do not foreclose the SEC from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert SEC comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

No filing fee is required pursuant to Rule 429(a) under the 1933 Act and General Instruction B of Form N-14 because the Registrant has previously filed an election with a prior registration statement under Rule 24f-2 of the Investment Company Act of 1940 to register an indefinite number of shares.

It is intended that the Registration Statement shall become effective on February [  ], 2014 or such date as the SEC, acting pursuant to Section 8(a), may determine.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President